INVESTMENTS IN DEBT AND EQUITY SECURITIES (Equity instruments) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities	$ 5,866	$ 7,283